BUSINESS COMBINATIONS - Intangible assets (Details)	Jun. 10, 2019 USD ($)
FAA part 145 certificate (indefinite lived) | Qwest Air Parts, Inc
Acquired Indefinite-lived Intangible Assets [Line Items]
Fair value of indefinite intangible assets acquired	$ 724,000